5. GROUP STRUCTURE (Details 2) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of group structure [Line Items]
Assets classified as held for sale	$ 1,469
Liabilities associated to assets classified as held for sale	1,021
Non-current assets held for sale [member] | Property, plant and equipment [member]
Disclosure of group structure [Line Items]
Assets classified as held for sale	1,185
Non-current assets held for sale [member] | Right-of-use assets [member]
Disclosure of group structure [Line Items]
Assets classified as held for sale	3
Non-current assets held for sale [member] | Financial assets at amortized cost [member]
Disclosure of group structure [Line Items]
Assets classified as held for sale	3
Non-current assets held for sale [member] | Trade and other receivables [member]
Disclosure of group structure [Line Items]
Assets classified as held for sale	1
Non-current assets held for sale [member] | Total non-current assets [member]
Disclosure of group structure [Line Items]
Assets classified as held for sale	1,192
Current assets held for sale [member] | Financial assets at amortized cost [member]
Disclosure of group structure [Line Items]
Assets classified as held for sale	1
Current assets held for sale [member] | Trade and other receivables [member]
Disclosure of group structure [Line Items]
Assets classified as held for sale	176
Current assets held for sale [member] | Inventories [member]
Disclosure of group structure [Line Items]
Assets classified as held for sale	22
Current assets held for sale [member] | Financial assets at fair value through profit and loss [member]
Disclosure of group structure [Line Items]
Assets classified as held for sale	26
Current assets held for sale [member] | Cash and cash equivalents [member]
Disclosure of group structure [Line Items]
Assets classified as held for sale	52
Current assets held for sale [member] | Total current assets [member]
Disclosure of group structure [Line Items]
Assets classified as held for sale	277
Non-current liabilities held for sale [member] | Provisions [member]
Disclosure of group structure [Line Items]
Liabilities associated to assets classified as held for sale	29
Non-current liabilities held for sale [member] | Deferred revenue [member]
Disclosure of group structure [Line Items]
Liabilities associated to assets classified as held for sale	17
Non-current liabilities held for sale [member] | Deferred tax liabilities [member]
Disclosure of group structure [Line Items]
Liabilities associated to assets classified as held for sale	282
Non-current liabilities held for sale [member] | Defined benefit plans [member]
Disclosure of group structure [Line Items]
Liabilities associated to assets classified as held for sale	9
Non-current liabilities held for sale [member] | Salaries and social security payable [member]
Disclosure of group structure [Line Items]
Liabilities associated to assets classified as held for sale	4
Non-current liabilities held for sale [member] | Borrowings [member]
Disclosure of group structure [Line Items]
Liabilities associated to assets classified as held for sale	98
Non-current liabilities held for sale [member] | Trade and other payables [member]
Disclosure of group structure [Line Items]
Liabilities associated to assets classified as held for sale	81
Non-current liabilities held for sale [member] | Total non-current liabilities [member]
Disclosure of group structure [Line Items]
Liabilities associated to assets classified as held for sale	520
Current liabilities held for sale [member] | Provisions [member]
Disclosure of group structure [Line Items]
Liabilities associated to assets classified as held for sale	4
Current liabilities held for sale [member] | Defined benefit plans [member]
Disclosure of group structure [Line Items]
Liabilities associated to assets classified as held for sale	1
Current liabilities held for sale [member] | Salaries and social security payable [member]
Disclosure of group structure [Line Items]
Liabilities associated to assets classified as held for sale	44
Current liabilities held for sale [member] | Borrowings [member]
Disclosure of group structure [Line Items]
Liabilities associated to assets classified as held for sale	2
Current liabilities held for sale [member] | Trade and other payables [member]
Disclosure of group structure [Line Items]
Liabilities associated to assets classified as held for sale	429
Current liabilities held for sale [member] | Taxes payables [member]
Disclosure of group structure [Line Items]
Liabilities associated to assets classified as held for sale	21
Current liabilities held for sale [member] | Total current liabilities [member]
Disclosure of group structure [Line Items]
Liabilities associated to assets classified as held for sale	$ 501